ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
1
Absolute Funds
Shares Security Description Value
Common Stock - 58.1%
Communication Services - 10.0%
860 Alphabet, Inc., Class A
(a)
$ 2,491,454
645 Alphabet, Inc., Class C
(a)(b)
1,866,366
1,686 Charter Communications, Inc., Class A
(a)
1,099,221
29,515 Discovery, Inc., Class C
(a)
675,893
8,901 Liberty Media Corp.-Liberty SiriusXM
(a)
452,616
11,751 Meta Platforms, Inc., Class A
(a)(c)
3,952,449
11,171 Motorola Solutions, Inc.
(b)
3,035,161
13,573,160
Consumer Discretionary - 16.6%
947 Amazon.com, Inc.
(a)
3,157,620
909 Booking Holdings, Inc.
(a)
2,180,900
9,271 CarMax, Inc.
(a)
1,207,362
11,450 Dollar Tree, Inc.
(a)
1,608,954
7,555 Expedia Group, Inc.
(a)
1,365,340
6,710 Fisker, Inc.
(a)(c)
105,548
5,430 Foot Locker, Inc. 236,911
49,761 General Motors Co.
(a)(c)
2,917,488
39,630 Gildan Activewear, Inc. 1,679,916
16,109 Hasbro, Inc. 1,639,574
44,760 Las Vegas Sands Corp.
(a)(c)
1,684,766
9,121 Lowe's Cos., Inc.
(b)
2,357,596
3,901 Spark Networks SE, ADR
(a)
12,249
15,638 The Walt Disney Co.
(a)(c)
2,422,170
22,576,394
Consumer Staples - 2.3%
32,630 Philip Morris International, Inc.
(c)
3,099,850
Financials - 12.7%
9,870 American Express Co.
(b)
1,614,732
5,600 Aon PLC, Class A
(b)
1,683,136
13,989 Berkshire Hathaway, Inc., Class B
(a)
4,182,711
13,541 Blackstone, Inc., Class A 1,752,070
5,852 Citigroup, Inc.
(b)(c)
353,402
9,171 JPMorgan Chase & Co. 1,452,228
10,659 Northern Trust Corp. 1,274,923
29,045 The Charles Schwab Corp.
(b)
2,442,684
12,101 Visa, Inc., Class A
(c)
2,622,408
17,378,294
Health Care - 2.4%
11,284 Becton Dickinson and Co.
(b)
2,837,700
21,704 Covetrus, Inc.
(a)
433,429
3,271,129
Industrials - 3.5%
4,618 Keysight Technologies, Inc.
(a)(b)
953,663
2,666 Lockheed Martin Corp. 947,523
25,122 Quanta Services, Inc.
(b)
2,880,489
4,781,675
Information Technology - 10.6%
29,307 Apple, Inc.
(b)
5,204,044
15,448 Arista Networks, Inc.
(a)
2,220,650
6,656 Autodesk, Inc.
(a)(c)
1,871,601
15,215 GoDaddy, Inc., Class A
(a)
1,291,145
5,427 salesforce.com, Inc.
(a)
1,379,163
9,995 Splunk, Inc.
(a)(c)
1,156,621
16,471 SS&C Technologies Holdings, Inc. 1,350,293
14,473,517
Total Common Stock (Cost $53,291,823) 79,154,019
Shares Security Description Value
Money Market Fund - 39.9%
54,345,867 First American Treasury Obligations Fund, Class X, 0.01%
(d)
(Cost $54,345,867) 54,345,867

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
2
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 2.9%
Call Options Purchased - 2.6%
450 AT&T, Inc. $ 25.00 01/22 $ 1,125,000 $ 9,450
21 Becton Dickinson and Co. 230.00 01/22 483,000 46,620
56 Bristol-Myers Squibb Co. 60.00 01/22 336,000 13,888
64 Bristol-Myers Squibb Co. 45.00 01/22 288,000 112,960
383 Bristol-Myers Squibb Co. 70.00 06/22 2,681,000 38,300
407 Citigroup, Inc. 80.00 06/22 3,256,000 10,175
17 CVS Health Corp. 57.50 01/22 97,750 77,733
547 CVS Health Corp. 105.00 06/22 5,743,500 309,602
66 EOG Resources, Inc. 97.00 01/22 640,200 2,937
169 EOG Resources, Inc. 98.00 04/22 1,656,200 57,460
306 General Motors Co. 70.00 03/22 2,142,000 27,540
269 General Motors Co. 75.00 06/22 2,017,500 43,309
62 Merck & Co., Inc. 92.50 01/22 573,500 62
55 Merck & Co., Inc. 95.00 04/22 522,500 1,595
55 Merck & Co., Inc. 100.00 06/22 550,000 1,430
424 Merck & Co., Inc. 95.00 06/22 4,028,000 21,200
103 Morgan Stanley 60.00 01/23 618,000 400,670
72 Occidental Petroleum Corp. 30.00 01/22 216,000 11,520
123 Philip Morris International, Inc. 75.00 01/22 922,500 246,307
209 Philip Morris International, Inc. 120.00 06/22 2,508,000 3,657
42 Pioneer Natural Resources Co. 210.00 05/22 882,000 29,190
8,367 SPDR S&P 500 ETF Trust 495.00 01/22 414,166,500 8,367
10,083 SPDR S&P 500 ETF Trust 495.00 01/22 499,108,500 231,909
1,653 SPDR S&P 500 ETF Trust 520.00 06/22 85,956,000 607,478
826 SPDR S&P 500 ETF Trust 500.00 06/22 41,300,000 768,180
77 The Coca-Cola Co. 45.00 01/23 346,500 113,652
32 United Parcel Service, Inc. 155.00 01/22 496,000 190,960
161 ViacomCBS, Inc. 35.00 03/22 563,500 14,007
69 Walgreens Boots Alliance, Inc. 37.50 01/22 258,750 101,430
Total Call Options Purchased (Premiums Paid $3,590,745) 3,501,588
Put Options Purchased - 0.3%
2,890 SPDR S&P 500 ETF Trust 450.00 01/22 137,263,440 359,805
1,679 SPDR S&P 500 ETF Trust 440.00 01/22 79,745,784 132,641
Total Put Options Purchased (Premiums Paid $2,075,039) 492,446
Total Purchased Options (Premiums Paid $5,665,784) 3,994,034
Investments, at value - 100.9% (Cost $113,303,474) $ 137,493,920
Total Written Options - (6.6)% (Premiums Received $(7,292,467)) (8,982,278)
Other Assets & Liabilities, Net - 5.7% 7,707,954
Net Assets - 100.0% $ 136,219,596

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2021
3
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (6.6)%
Call Options Written - (5.1)%
(4) Alphabet, Inc. $ 2,700.00 01/22 $ 1,157,436 $ (82,760)
(50) American Express Co. 170.00 01/22 818,000 (6,200)
(28) Aon PLC 250.00 01/22 841,568 (145,600)
(65) Apple, Inc. 135.00 01/22 1,154,205 (281,450)
(13) Becton Dickinson and Co. 250.00 01/22 326,924 (6,760)
(17) Citigroup, Inc. 75.00 01/22 102,663 (68)
(13) Keysight Technologies, Inc. 155.00 01/22 268,463 (67,665)
(27) Lowe's Cos., Inc. 195.00 01/22 697,896 (171,990)
(30) Motorola Solutions, Inc. 220.00 01/22 815,100 (154,800)
(80) Quanta Services, Inc. 100.00 02/22 917,280 (128,000)
(2,890) SPDR S&P 500 ETF Trust 457.00 01/22 137,263,440 (5,859,475)
(58) The Charles Schwab Corp. 75.00 01/22 487,780 (54,810)
Total Call Options Written (Premiums Received $(5,248,835)) (6,959,578)
Put Options Written - (1.5)%
(12) Alibaba Group Holding, Ltd. 210.00 01/22 252,000 (110,250)
(10) Alibaba Group Holding, Ltd. 150.00 01/23 150,000 (43,380)
(6) Alibaba Group Holding, Ltd. 120.00 01/23 72,000 (14,700)
(20) Autodesk, Inc. 220.00 06/22 440,000 (14,150)
(69) Bed Bath & Beyond, Inc. 20.00 01/23 138,000 (61,928)
(85) Bristol-Myers Squibb Co. 52.50 01/23 446,250 (24,140)
(130) Camping World Holdings, Inc. 36.00 06/22 468,000 (45,500)
(80) Citigroup, Inc. 60.00 01/23 480,000 (57,760)
(78) Comcast Corp. 57.50 01/23 448,500 (80,925)
(218) CVS Health Corp. 65.00 01/23 1,417,000 (28,340)
(51) EOG Resources, Inc. 88.00 01/23 448,800 (79,305)
(42) EOG Resources, Inc. 73.00 01/23 306,600 (36,120)
(51) Fiserv, Inc. 90.00 06/22 459,000 (16,702)
(39) Fisker, Inc. 17.50 01/23 68,250 (24,863)
(122) General Motors Co. 75.00 01/22 915,000 (200,385)
(83) General Motors Co. 60.00 01/23 498,000 (80,510)
(1) Las Vegas Sands Corp. 62.50 01/22 6,250 (2,487)
(53) Las Vegas Sands Corp. 35.00 01/23 185,500 (29,203)
(26) Medtronic PLC 100.00 06/22 260,000 (14,625)
(20) Merck & Co., Inc. 90.00 01/23 180,000 (34,600)
(116) Merck & Co., Inc. 80.00 01/23 928,000 (115,420)
(13) Meta Platforms, Inc. 330.00 06/22 429,000 (34,645)
(247) MGM Resorts International 40.00 01/23 988,000 (121,030)
(49) Morgan Stanley 95.00 01/23 465,500 (51,450)
(9) PayPal Holdings, Inc. 175.00 09/22 157,500 (14,148)
(35) Peloton Interactive, Inc. 35.00 01/23 122,500 (33,915)
(17) Penn National Gaming, Inc. 45.00 01/23 76,500 (13,770)
(60) Philip Morris International, Inc. 80.00 01/23 480,000 (26,850)
(14) Pioneer Natural Resources Co. 190.00 01/23 266,000 (63,000)
(15) Pioneer Natural Resources Co. 150.00 01/23 225,000 (32,250)
(23) Splunk, Inc. 130.00 01/23 299,000 (63,250)
(118) The Gap, Inc. 18.00 08/22 212,400 (35,223)
(33) The Walt Disney Co. 155.00 01/23 511,500 (56,265)
(134) Verizon Communications, Inc. 60.00 01/22 804,000 (116,580)
(73) ViacomCBS, Inc. 40.00 01/22 292,000 (70,445)
(161) ViacomCBS, Inc. 27.00 01/23 434,700 (53,130)
(27) Visa, Inc., Class A 190.00 06/22 513,000 (17,213)
(15) Zillow Group, Inc. 100.00 01/22 150,000 (54,450)
(29) Zillow Group, Inc. 70.00 01/23 203,000 (49,793)
Total Put Options Written (Premiums Received $(2,043,632)) (2,022,700)
Total Written Options - (6.6)% (Premiums Received $(7,292,467)) $ (8,982,278)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2021
4
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31,
2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Subject to put option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2021.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 13,573,160 $ – $ – $ 13,573,160
Consumer Discretionary 22,576,394 – – 22,576,394
Consumer Staples 3,099,850 – – 3,099,850
Financials 17,378,294 – – 17,378,294
Health Care 3,271,129 – – 3,271,129
Industrials 4,781,675 – – 4,781,675
Information Technology 14,473,517 – – 14,473,517
Money Market Fund – 54,345,867 – 54,345,867
Purchased Options 3,994,034 – – 3,994,034
Investments at Value $ 83,148,053 $ 54,345,867 $ – $ 137,493,920
Total Assets $ 83,148,053 $ 54,345,867 $ – $ 137,493,920
Liabilities
Other Financial Instruments*
Written Options (8,982,278) – – (8,982,278)
Total Liabilities $ (8,982,278) $ – $ – $ (8,982,278)